Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Level 3 | Auction rate securities | AAA credit rating | United States Government guarantee
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities holdings, percentage guaranteed by the United States Government (in percentage)	95.00%
Fair value on a nonrecurring basis | Level 1
Fair Value, Measurement Inputs, Disclosure [Line Items]
Certain investments in affiliates which have quoted market values at fair value on nonrecurring basis due to recognition of impairment loss (note 6)	68,778